Segment disclosures (Disclosure of operating segments) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 22,110,851	$ 15,053,130	$ 10,436,177
Net additions to non-current, non-financial assets	7,050,782	4,442,977	1,613,172
Total liabilities	13,112,699	5,573,985	6,183,832
Loss
Interest expense	(210,035)	(34,130)	(55,500)
Interest income	29,333	1,098
Loss	(2,628,248)	(2,763,134)	(9,325,226)
Real Estate [Member]
Assets
Total assets	12,333,170	5,456,419	1,851,487
Net additions to non-current, non-financial assets	6,876,751	3,604,932	1,149,504
Total liabilities	4,549,674	667,536	669,260
Loss
Interest expense	(1,398)	(1,720)	(1,873)
Interest income	0	0
Loss	(105,015)	(66,996)	(294,282)
Renewable/Solar Energy [Member]
Assets
Total assets	7,175,580	7,001,549	6,163,504
Net additions to non-current, non-financial assets	174,031	838,045	463,668
Total liabilities	12,854	169,713	73,317
Loss
Interest expense	0	0	0
Interest income	0	0
Loss	(8,484)	(15,078)	(2,063)
Corporate [Member]
Assets
Total assets	2,602,101	2,595,162	2,421,186
Net additions to non-current, non-financial assets	0	0	0
Total liabilities	8,550,171	4,736,736	5,441,255
Loss
Interest expense	(208,637)	(32,410)	(53,627)
Interest income	29,333	1,098
Loss	$ (2,514,749)	$ (2,681,060)	$ (9,028,881)